Fair value of financial assets and liabilities - Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements (Detail) - Derivatives [member] - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Fair value of financial assets and liabilities [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 202	€ 163
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	202	163
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	47	55
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 155	€ 109